Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000159803 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000159803 [Member] | Upstream [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000159803 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000159803 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000159803 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000159803 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000159803 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
C000159803 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[1]
C000159803 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000159803 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000159802 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000159802 [Member] | Upstream [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000159802 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000159802 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000159802 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000159802 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000159802 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[2]
C000159802 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[2]
C000159802 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000159802 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000159801 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000159801 [Member] | Upstream [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000159801 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000159801 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000159801 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000159801 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000159801 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000159801 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[3]
C000159801 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000159801 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]

[1]	Percentage of total investments as of October 31, 2025.
[2]	Percentage of total investments as of October 31, 2025.
[3]	Percentage of total investments as of October 31, 2025.